SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details)	12 Months Ended
Dec. 31, 2022 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reportable segment	1